Quarterly Report
September 30, 2020
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace – 2.1%
Huntington Ingalls Industries, Inc.	2,582	$363,416
L3Harris Technologies, Inc.	20,640	3,505,498
Leidos Holdings, Inc.	31,214	2,782,728
		$6,651,642
Airlines – 0.6%
Alaska Air Group, Inc.	28,631	$1,048,754
Delta Air Lines, Inc.	26,971	824,773
		$1,873,527
Alcoholic Beverages – 0.2%
Molson Coors Beverage Co.	20,492	$687,712
Apparel Manufacturers – 0.9%
PVH Corp.	19,425	$1,158,507
Skechers USA, Inc., “A” (a)	52,817	1,596,130
		$2,754,637
Automotive – 1.4%
Lear Corp.	16,804	$1,832,476
LKQ Corp. (a)	88,667	2,458,736
		$4,291,212
Brokerage & Asset Managers – 3.5%
Apollo Global Management, Inc.	62,672	$2,804,572
Cboe Global Markets, Inc.	10,752	943,381
E*TRADE Financial Corp.	26,620	1,332,331
NASDAQ, Inc.	31,157	3,823,275
Raymond James Financial, Inc.	29,019	2,111,422
		$11,014,981
Business Services – 1.6%
Amdocs Ltd.	47,778	$2,742,935
Global Payments, Inc.	12,349	2,192,935
		$4,935,870
Cable TV – 0.8%
Liberty Broadband Corp. (a)	17,981	$2,568,945
Chemicals – 3.4%
Celanese Corp.	21,880	$2,351,006
Eastman Chemical Co.	45,133	3,525,790
FMC Corp.	28,804	3,050,632
PPG Industries, Inc.	12,730	1,554,078
		$10,481,506
Computer Software - Systems – 2.3%
KBR, Inc.	125,607	$2,808,573
Verint Systems, Inc. (a)	31,024	1,494,736
Zebra Technologies Corp., “A” (a)	10,961	2,767,214
		$7,070,523
Construction – 6.7%
Armstrong World Industries, Inc.	9,202	$633,190
Fortune Brands Home & Security, Inc.	26,241	2,270,371
Masco Corp.	56,560	3,118,153

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Mid-America Apartment Communities, Inc., REIT	24,235	$2,810,048
Stanley Black & Decker, Inc.	25,133	4,076,573
Toll Brothers, Inc.	75,274	3,662,833
Vulcan Materials Co.	15,038	2,038,250
Whirlpool Corp.	12,434	2,286,488
		$20,895,906
Consumer Products – 1.6%
Energizer Holdings, Inc.	41,492	$1,623,997
Newell Brands, Inc.	94,057	1,614,018
Reynolds Consumer Products, Inc.	54,268	1,661,686
		$4,899,701
Consumer Services – 0.4%
Grand Canyon Education, Inc. (a)	16,373	$1,308,858
Containers – 2.9%
Berry Global Group, Inc. (a)	39,224	$1,895,304
Graphic Packaging Holding Co.	164,584	2,318,988
Owens Corning	40,501	2,786,874
WestRock Co.	62,204	2,160,967
		$9,162,133
Electrical Equipment – 2.3%
HD Supply Holdings, Inc. (a)	81,684	$3,368,648
Sensata Technologies Holding PLC (a)	44,178	1,905,839
TE Connectivity Ltd.	19,864	1,941,507
		$7,215,994
Electronics – 3.2%
Analog Devices, Inc.	19,829	$2,314,837
Corning, Inc.	57,968	1,878,743
Marvell Technology Group Ltd.	79,820	3,168,854
NXP Semiconductors N.V.	19,855	2,478,103
		$9,840,537
Energy - Independent – 2.3%
Cabot Oil & Gas Corp.	89,914	$1,560,907
Diamondback Energy, Inc.	10,479	315,627
Hess Corp.	36,423	1,490,793
Pioneer Natural Resources Co.	21,135	1,817,399
Valero Energy Corp.	27,665	1,198,448
WPX Energy, Inc. (a)	167,574	821,113
		$7,204,287
Engineering - Construction – 0.9%
Quanta Services, Inc.	50,920	$2,691,631
Entertainment – 0.1%
Six Flags Entertainment Corp.	22,485	$456,446
Food & Beverages – 3.9%
Archer Daniels Midland Co.	64,101	$2,980,055
Coca-Cola European Partners PLC	48,695	1,889,853
Ingredion, Inc.	22,267	1,685,167
J.M. Smucker Co.	19,277	2,226,879
Kellogg Co.	31,528	2,036,394

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Sanderson Farms, Inc.	11,097	$1,309,113
		$12,127,461
Food & Drug Stores – 1.5%
Albertsons Cos., Inc., “A” (a)	148,233	$2,053,027
Kroger Co.	80,191	2,719,277
		$4,772,304
Gaming & Lodging – 0.5%
Wyndham Hotels & Resorts, Inc.	28,677	$1,448,189
General Merchandise – 0.5%
Dollar Tree, Inc. (a)	15,706	$1,434,586
Insurance – 8.0%
Arthur J. Gallagher & Co.	34,889	$3,683,581
Assurant, Inc.	23,939	2,904,040
Athene Holding Ltd. (a)	51,259	1,746,907
Cincinnati Financial Corp.	34,039	2,654,021
Equitable Holdings, Inc.	126,723	2,311,428
Everest Re Group Ltd.	11,763	2,323,663
Hanover Insurance Group, Inc.	15,474	1,441,867
Hartford Financial Services Group, Inc.	73,340	2,703,312
Reinsurance Group of America, Inc.	20,860	1,985,663
Willis Towers Watson PLC	14,921	3,115,803
		$24,870,285
Leisure & Toys – 1.6%
Brunswick Corp.	37,134	$2,187,564
Electronic Arts, Inc. (a)	14,623	1,906,986
Mattel, Inc. (a)	75,546	883,888
		$4,978,438
Machinery & Tools – 3.9%
AGCO Corp.	38,041	$2,825,305
Eaton Corp. PLC	34,664	3,536,768
Ingersoll Rand, Inc. (a)	54,416	1,937,210
ITT, Inc.	31,808	1,878,262
Regal Beloit Corp.	21,187	1,988,824
		$12,166,369
Major Banks – 1.6%
Comerica, Inc.	35,348	$1,352,061
KeyCorp	159,742	1,905,722
State Street Corp.	29,456	1,747,625
		$5,005,408
Medical & Health Technology & Services – 4.7%
AmerisourceBergen Corp.	18,824	$1,824,422
Change Healthcare, Inc. (a)	111,555	1,618,663
Laboratory Corp. of America Holdings (a)	12,125	2,282,774
PRA Health Sciences, Inc. (a)	23,736	2,407,780
Premier, Inc., “A”	54,883	1,801,809
Quest Diagnostics, Inc.	21,165	2,423,181
Universal Health Services, Inc.	21,527	2,303,819
		$14,662,448

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.1%
Boston Scientific Corp. (a)	49,139	$1,877,601
Dentsply Sirona, Inc.	42,075	1,839,940
PerkinElmer, Inc.	17,957	2,253,783
Zimmer Biomet Holdings, Inc.	25,939	3,531,336
		$9,502,660
Natural Gas - Distribution – 1.7%
Atmos Energy Corp.	15,173	$1,450,387
NiSource, Inc.	66,406	1,460,932
Sempra Energy	19,039	2,253,456
		$5,164,775
Natural Gas - Pipeline – 0.7%
Equitrans Midstream Corp.	59,787	$505,798
Plains GP Holdings LP	188,442	1,147,612
Targa Resources Corp.	43,287	607,316
		$2,260,726
Network & Telecom – 0.9%
Motorola Solutions, Inc.	17,324	$2,716,576
Oil Services – 0.5%
Halliburton Co.	68,952	$830,871
NOW, Inc. (a)	76,167	345,798
Patterson-UTI Energy, Inc.	109,869	313,127
		$1,489,796
Other Banks & Diversified Financials – 5.8%
Discover Financial Services	35,105	$2,028,367
Element Fleet Management Corp.	178,774	1,487,602
M&T Bank Corp.	14,918	1,373,799
Northern Trust Corp.	29,291	2,283,819
Prosperity Bancshares, Inc.	23,868	1,237,078
Signature Bank	19,180	1,591,748
SLM Corp.	148,120	1,198,291
SVB Financial Group (a)	8,627	2,075,829
Truist Financial Corp.	67,598	2,572,104
Umpqua Holdings Corp.	83,530	887,089
Wintrust Financial Corp.	29,608	1,185,800
		$17,921,526
Pharmaceuticals – 0.9%
Elanco Animal Health, Inc. (a)	65,109	$1,818,494
Mylan N.V. (a)	66,483	985,943
		$2,804,437
Pollution Control – 0.7%
Republic Services, Inc.	22,061	$2,059,394
Railroad & Shipping – 0.7%
Kansas City Southern Co.	12,582	$2,275,203
Real Estate – 6.1%
Annaly Mortgage Management, Inc., REIT	107,529	$765,606
Brixmor Property Group, Inc., REIT	118,923	1,390,210
EPR Properties, REIT	26,873	739,008
Host Hotels & Resorts, Inc., REIT	88,886	959,080
Life Storage, Inc., REIT	32,163	3,385,799
Medical Properties Trust, Inc., REIT	122,294	2,156,043

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Spirit Realty Capital, Inc., REIT	35,979	$1,214,291
Sun Communities, Inc., REIT	21,668	3,046,738
VICI Properties, Inc., REIT	119,768	2,798,978
W.P. Carey, Inc., REIT	36,932	2,406,489
		$18,862,242
Restaurants – 1.0%
Aramark	56,628	$1,497,811
Wendy's Co.	70,791	1,578,285
		$3,076,096
Specialty Chemicals – 2.7%
Axalta Coating Systems Ltd. (a)	93,891	$2,081,563
Corteva, Inc.	77,338	2,228,108
DuPont de Nemours, Inc.	44,758	2,483,174
Univar Solutions, Inc. (a)	98,568	1,663,828
		$8,456,673
Specialty Stores – 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	26,209	$1,088,984
Tractor Supply Co.	8,051	1,154,030
Urban Outfitters, Inc. (a)	46,990	977,862
		$3,220,876
Trucking – 0.5%
Knight-Swift Transportation Holdings, Inc.	35,849	$1,459,054
Utilities - Electric Power – 8.2%
AES Corp.	148,883	$2,696,271
Ameren Corp.	26,394	2,087,237
CenterPoint Energy, Inc.	83,889	1,623,252
CenterPoint Energy, Inc. (a)(n)	52,704	1,019,822
CMS Energy Corp.	55,436	3,404,325
Edison International	35,734	1,816,717
Eversource Energy	41,313	3,451,701
PG&E Corp. (a)	319,433	2,999,476
Pinnacle West Capital Corp.	41,924	3,125,434
Public Service Enterprise Group, Inc.	62,483	3,430,942
		$25,655,177
Total Common Stocks		$304,396,747
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 0.1% (v)	5,448,447	$5,448,447

Other Assets, Less Liabilities – 0.3%		916,722
Net Assets – 100.0%		$310,761,916
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,448,447 and $304,396,747, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,019,822, representing 0.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$297,521,367	$1,019,822	$—	$298,541,189
Netherlands	2,478,103	—	—	2,478,103
United Kingdom	1,889,853	—	—	1,889,853
Canada	1,487,602	—	—	1,487,602
Mutual Funds	5,448,447	—	—	5,448,447
Total	$308,825,372	$1,019,822	$—	$309,845,194
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,410,369	$75,428,055	$71,389,775	$(202)	$—	$5,448,447
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$21,008	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.